Contingent liabilities and financial commitments - Non-Tobacco-Related Litigation - Additional Information (Details) € in Millions, ¥ in Millions, $ in Billions																							1 Months Ended				3 Months Ended		6 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 07, 2022 GBP (£)	Sep. 07, 2022 USD ($)	Jun. 15, 2022 GBP (£) patent	Jun. 15, 2022 USD ($) patent	Jan. 25, 2021 GBP (£)	Jan. 25, 2021 SAR (ر.س)	Jan. 07, 2021 QAR (ر.ق)	Dec. 31, 2020 FARMER affiliate	Aug. 16, 2020 GBP (£) Case consignment	Aug. 16, 2020 QAR (ر.ق) Case consignment	Dec. 11, 2019 GBP (£)	Dec. 11, 2019 USD ($)	Feb. 06, 2019 GBP (£)	Feb. 06, 2019 USD ($)	Jan. 17, 2019 GBP (£)	Jan. 17, 2019 JPY (¥)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 MZN (MT)	Apr. 30, 2018 GBP (£)	Apr. 30, 2018 HRK (kn)	Aug. 22, 2017 GBP (£)	Aug. 22, 2017 HRK (kn)	Jan. 31, 2022 FARMER	Sep. 30, 2014 GBP (£)	Sep. 30, 2014 USD ($)	May 31, 2012	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 USD ($)	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 USD ($)	Nov. 10, 2022 Case	Mar. 31, 2018 GBP (£)	Mar. 31, 2018 MZN (MT)	Dec. 31, 2022 GBP (£) Employee	Dec. 31, 2022 USD ($) Employee	Dec. 31, 2022 CAD ($) Employee	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2009 GBP (£)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 EUR (€)	Dec. 31, 2008 GBP (£)	Dec. 31, 2008 EUR (€)	Jan. 27, 2023	Jan. 11, 2023 Case	Jun. 08, 2022 patent	May 12, 2021 patent	Jun. 29, 2020 patent	May 28, 2020 patent	Apr. 09, 2020 patent	Nov. 30, 2019 GBP (£)	Nov. 30, 2019 USD ($)
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of environmental clean-up costs obligation commitment with NCR																										60.00%
Environmental clean-up costs paid by related party																								£ 20,800,000	$ 25,000,000
Number of employees | Employee																																		2	2	2
Crown's Right Of Recovery Act 2009 | Alberta
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit seek damage amount																																		£ 6,100,000,000		$ 10
Tobacco Damages And Health Care Costs Recovery Act 2009 | Quebec
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit seek damage amount																																		36,800,000,000		$ 60
Ali Bin Ali establishment
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases | Case									2	2
Customs duties and penalties							ر.ق 160,531,588		£ 36,600,000	ر.ق 160,531,588
Number of cigarette consignments | consignment									27	27
Al Naghi
Disclosure Of Commitments And Contingencies [Line Items]
Reimbursement of funds allegedly due under contract					£ 466,000,000	ر.س 2,105,356,121
Malawi group
Disclosure Of Commitments And Contingencies [Line Items]
Number of farmer claimants | FARMER								7,500															3,500
Number of affiliate claimants | affiliate								5
Camellia Chastain | Litigation Outcome
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions | Case																																														2
Croatian distributor dispute
Disclosure Of Commitments And Contingencies [Line Items]
Amount of damages related to litigation																					£ 48,000,000	kn 408,000,000
Amount of claim against damages related to litigation																			£ 48,000,000	kn 408,000,000
Glo litigation
Disclosure Of Commitments And Contingencies [Line Items]
Amount of damages claimed															£ 630,054	¥ 100
Altria Client Services LLC
Disclosure Of Commitments And Contingencies [Line Items]
Amount of damages related to litigation	£ 79,000,000	$ 95,000,000
Number of patents asserted																																																		9
Number of patents asserted dropped																																															2
Altria Client Services LLC | Vuse Vibe
Disclosure Of Commitments And Contingencies [Line Items]
Number of patents asserted																																																		2
Altria Client Services LLC | Vuse Alto
Disclosure Of Commitments And Contingencies [Line Items]
Number of patents asserted																																																3		4
Number of patents asserted dropped																																																1
Number of patents infringed			2	2
Altria Client Services LLC | Velo oral product
Disclosure Of Commitments And Contingencies [Line Items]
Number of patents asserted																																																		3
Altria Client Services LLC | Solo
Disclosure Of Commitments And Contingencies [Line Items]
Number of patents infringed			3	3
Altria Client Services LLC | Litigation Outcome
Disclosure Of Commitments And Contingencies [Line Items]
Royalty rate awarded																																													5.25%
Philip Morris
Disclosure Of Commitments And Contingencies [Line Items]
Amount of damages related to litigation			£ 8,944,846	$ 10,759,755
Number of patents asserted																																															2		5		6
Number of patents asserted dropped																																															1
Amount of damages related to litigation incl supplement			£ 11,690,699	$ 14,062,742
Mozambican IP litigation
Disclosure Of Commitments And Contingencies [Line Items]
Amount of damages related to litigation																	£ 188,200,000	MT 14,500,000,000														£ 607,156	MT 46,811,700
Asbestos litigation
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases | Case																															3
Fox River | N C R
Disclosure Of Commitments And Contingencies [Line Items]
Total estimated clean-up costs																																		£ 1,119,000,000	$ 1,346,000,000
Amount claimed by contractor on contractual dispute																																																				£ 8,300,000	$ 10,000,000
Share of NCR costs																																		25.00%	25.00%	25.00%
Percentage of environmental clean-up costs demanded																										60.00%
Percentage of environmental clean-up costs commitment with NCR																								50.00%	50.00%
Percentage of environmental clean-up costs commitment allocated to later period																								50.00%	50.00%
Environmental clean-up costs paid by related party | £																																					£ 2,000,000	£ 2,000,000	£ 32,000,000
Provision for environmental clean-up costs | £																																		£ 54,000,000
Fox River | Windward
Disclosure Of Commitments And Contingencies [Line Items]
Environmental clean-up costs paid by related party																								£ 8,300,000	$ 10,000,000
Windward dividend claim
Disclosure Of Commitments And Contingencies [Line Items]
Dividend paid by Windward to Sequana																																								£ 119,800,000		€ 135	£ 393,000,000	€ 443
Litigation settlement amount liable to pay due to calculation change													£ 153,800,000	$ 185,000,000
Windward dividend claim | Sequana
Disclosure Of Commitments And Contingencies [Line Items]
Dividend paid by Windward to Sequana																																								£ 153,800,000	$ 185,000,000
Dividend paid by Sequana | £													£ 10,000,000
Kalamazoo River
Disclosure Of Commitments And Contingencies [Line Items]
Payments to made on remediation work											£ 204,000,000	$ 245,000,000
Kalamazoo River | N C R
Disclosure Of Commitments And Contingencies [Line Items]
Estimated recovery percentage by related party																																		60.00%	60.00%	60.00%
Kalamazoo River | N C R | Georgia-Pacific
Disclosure Of Commitments And Contingencies [Line Items]
Payment of outstanding judgment by a related party to related party											£ 16,600,000	$ 20,000,000
Kalamazoo River | NCR and Appvion | Funding
Disclosure Of Commitments And Contingencies [Line Items]
Recovery amount for future sites																											£ 20,800,000	$ 25,000,000
DOJ and OFAC investigations £m | Other provisions
Disclosure Of Commitments And Contingencies [Line Items]
Charges in respect of DOJ investigation																													£ 450,000,000	$ 541,000,000